                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 30

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Solutions – Conservative Fund

 Pioneer Solutions – Balanced Fund

 Pioneer Solutions – Growth Fund

 NQ | April 30, 2017

 Ticker Symbols:

 Class

 Conservative

 Fund

 Balanced

 Fund

 Growth

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 C

 PICVX

 PIDCX

 GRACX

 R

 PSMRX

 BALRX

 SOGRX

 Y

 IBBCX

 IMOYX

 IBGYX

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Conservative Fund

 Shares

 Value

 MUTUAL FUNDS - 94.5%

 UNAFFILIATED FUNDS - 23.7%

 11,876

 AMG Managers Fairpointe Mid Cap Fund Class I

 $520,405

 21,283

 Columbia Contrarian Core Fund Class Y

 526,754

 221,619

 Doubleline Total Return Bond Fund Class I

 2,366,891

 12,179

 iShares MSCI Canada ETF

 319,821

 11,588

 iShares MSCI China ETF

 592,842

 20,373

 iShares MSCI India ETF

 653,566

 21,683

 JOHCM Asia Ex-Japan Equity Fund Class IS

 248,051

 245,938

 Metropolitan West Total Return Bond Fund Class I

 2,614,321

 250,261

 MFS Total Return Bond Fund Class I

 2,670,285

 10,438

 Oak Ridge Small Cap Growth Fund Class K

 371,175

 7,092

 T. Rowe Price International Funds - European Stock Fund

 136,308

 230,893

 Western Asset Core Plus Bond Fund Class IS

 2,687,595

 TOTAL INVESTMENTS IN UNAFFILIATED FUNDS

 (Cost $13,538,409)

 $13,708,014

 AFFILIATED FUNDS* - 70.8%

 1,635,059

 Pioneer Bond Fund Class K

 $15,843,722

 30,034

 Pioneer Core Equity Fund Class Y

 592,571

 72,225

 Pioneer Disciplined Value Fund Class Y

 1,167,156

 56,516

 Pioneer Dynamic Credit Fund Class Y

 536,902

 26,170

 Pioneer Floating Rate Fund Class K

 177,956

 20,930

 Pioneer Fund Class Y

 652,597

 28,656

 Pioneer Fundamental Growth Fund Class K

 611,232

 165,382

 Pioneer Global Equity Fund Class K

 2,450,961

 17,231

 Pioneer Global High Yield Fund Class Y

 151,118

 30,347

 Pioneer High Yield Fund Class Y

 295,581

 100,030

 Pioneer International Equity Fund Class Y

 2,194,666

 34,416

 Pioneer Mid Cap Value Fund Class K

 859,368

 12,468

 Pioneer Short Term Income Fund Class K

 118,945

 1,411,045

 Pioneer Strategic Income Fund Class K

 15,211,065

 TOTAL INVESTMENTS IN AFFILIATED FUNDS

 (Cost $39,788,326)

 $40,863,840

 TOTAL MUTUAL FUNDS

 (Cost $53,326,735)

 $54,571,854

 Principal Amount ($)

 SOVEREIGN DEBT OBLIGATION - 2.0%

 120,224,442

 JPY

 Japanese Government CPI Linked Bond, 0.10%, 3/10/25

 $1,135,975

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost $1,168,930)

 $1,135,975

 Description

 Counterparty/

 Exchange

 Strike

 Price

 Expiration

 Date

 CURRENCY PUT OPTIONS PURCHASED - 0.0%†

 1,400,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 112

 5/12/17

 $            191

 1,400,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 116

 5/12/17

    1,192

 1,400,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 120

 5/12/17

    8,141

 TOTAL CURRENCY PUT OPTIONS PURCHASED

 (Premiums paid $69,140)

 $        9,524

 Contracts

 EXCHANGE-TRADED CALL OPTION PURCHASED - 0.0%†

 3

 S&P 500 Index

 Chicago Board of Options

 2,375

 6/16/17

 $     10,434

 TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED

 (Premiums paid $6,519)

 $     10,434

 TOTAL INVESTMENTS IN SECURITIES - 96.5%

 (Cost $54,571,324) (a)

 $55,727,787

 Principal Amount ($)

 CURRENCY PUT OPTIONS WRITTEN - (0.0)%††

 (1,400,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 108

 5/12/17

 $               (9)

 (1,400,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 112

 5/12/17

    (192)

 (1,400,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 120

 5/12/17

    (8,141)

 TOTAL CURRENCY PUT OPTIONS WRITTEN

 (Premiums received $(65,718))

 $     (8,342)

 OTHER ASSETS AND LIABILITIES - 3.5%

 $2,023,276

 TOTAL NET ASSETS - 100.0%

 $57,742,721

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 †

 Amount rounds to less than 0.1%.

 ††

 Amount rounds to greater than (0.1)%.

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Conservative Fund (continued)

 (a)

 At April 30, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $54,832,056 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      1,556,865

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (661,134)

 Net unrealized appreciation

 $                      895,731

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Notional

 Principal ($)

 Exchange

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

 EUR

 1,317,630

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 2.056%

 2/16/32

 $3,288

 EUR

 1,281,923

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 1.891%

 3/1/32

 (7,118)

 GBP

 1,173,744

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 2.020%

 2/16/32

   (14,006)

 GBP

 565,000

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.838%

 3/1/32

   (1,018)

 GBP

 564,532

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.843%

 3/1/32

   (1,174)

 $(20,028)

 INTEREST RATE SWAP AGREEMENT

 Notional

 Principal ($)

 Counterparty

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Unrealized

 (Depreciation)

 EUR

 281,000

 Deutsche Bank

 Pay

 EMMI EURO OverNight Index Average

 0.332%

 5/9/26

 $(1,767)

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 GBP

 Great British Pound

 JPY

 Japanese Yen

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Conservative Fund (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $54,571,854

 $–

 $–

 $54,571,854

 Sovereign Debt

 Obligation

 –

 1,135,975

 –

 1,135,975

 Currency Put Options

 Purchased

 –

 9,524

 –

 9,524

 Exchange-Traded Call

 Option Purchased

 10,434

 –

 –

 10,434

 Total

 $54,582,288

 $1,145,499

 $–

 $55,727,787

 Other Financial Instruments

 Unrealized Appreciation

 on Centrally Cleared

 Interest Rate Swap

 Agreement

 $–

 $3,288

 $–

 $3,288

 Unrealized Depreciation

 on Centrally Cleared

 Interest Rate Swap

 Agreements

 –

 (23,316)

 –

 (23,316)

 Unrealized Depreciation

 on Interest Rate Swap

 Agreement

 –

 (1,767)

 –

 (1,767)

 Currency Put Options

 Written

 –

 (8,342)

 –

 (8,342)

 Total Other

 Financial Instruments

 $ –

 $(30,137)

 $–

 $(30,137)

 During the nine months ended April 30, 2017, there were no transfers between Levels 1, 2, and 3.

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Balanced Fund

 Shares

 Value

 MUTUAL FUNDS - 95.8%

 UNAFFILIATED FUNDS - 24.5%

 94,715

 AMG Managers Fairpointe Mid Cap Fund Class I

 $4,150,405

 157,090

 Columbia Contrarian Core Fund Class Y

 3,887,977

 735,648

 Doubleline Total Return Bond Fund Class I

 7,856,721

 89,985

 iShares MSCI Canada ETF

 2,363,006

 49,534

 iShares MSCI China ETF

 2,534,159

 86,509

 iShares MSCI India ETF

 2,775,209

 46,855

 JOHCM Asia Ex-Japan Equity Fund Class IS

 536,023

 609,422

 MFS Total Return Bond Fund Class I

 6,502,533

 186,713

 T. Rowe Price International Funds - European Stock Fund

 3,588,624

 562,543

 Western Asset Core Plus Bond Fund Class IS

 6,548,000

 TOTAL INVESTMENTS IN UNAFFILIATED FUNDS

 (Cost $40,716,497)

 $40,742,657

 AFFILIATED FUNDS* - 71.3%

 1,866,557

 Pioneer Bond Fund Class K

 $18,086,937

 254,805

 Pioneer Core Equity Fund Class Y

 5,027,302

 634,685

 Pioneer Disciplined Value Fund Class Y

 10,256,510

 508,703

 Pioneer Dynamic Credit Fund Class Y

 4,832,681

 171,340

 Pioneer Fund Class Y

 5,342,379

 226,368

 Pioneer Fundamental Growth Fund Class K

 4,828,430

 1,078,851

 Pioneer Global Equity Fund Class K

 15,988,572

 312,079

 Pioneer Global High Yield Fund Class Y

 2,736,933

 1

 Pioneer High Yield Fund Class Y

 6

 1,172,293

 Pioneer International Equity Fund Class Y

 25,720,116

 292,410

 Pioneer Mid Cap Value Fund Class K

 7,301,478

 1,727,203

 Pioneer Strategic Income Fund Class K

 18,619,248

 TOTAL INVESTMENTS IN AFFILIATED FUNDS

 (Cost $107,288,921)

 $118,740,592

 TOTAL MUTUAL FUNDS

 (Cost $148,005,418)

 $159,483,249

 Principal Amount ($)

 SOVEREIGN DEBT OBLIGATION - 2.1%

 358,681,206

 JPY

 Japanese Government CPI Linked Bond, 0.10%, 3/10/25

 $3,389,101

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost $3,487,421)

 $3,389,101

 Description

 Counterparty/

 Exchange

 Strike

 Price

 Expiration

 Date

 CURRENCY PUT OPTIONS PURCHASED - 0.0%†

 8,000,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 112

 5/12/17

 $        1,094

 8,000,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 116

 5/12/17

    6,812

 8,000,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 120

 5/12/17

    46,519

 TOTAL CURRENCY PUT OPTIONS PURCHASED

 (Premiums paid $395,086)

 $     54,425

 Contracts

 EXCHANGE-TRADED CALL OPTION PURCHASED - 0.0%†

 7

 S&P 500 Index

 Chicago Board of Options

 2,375

 6/16/17

 $     24,346

 TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED

 (Premiums paid $15,211)

 $     24,346

 TOTAL INVESTMENTS IN SECURITIES - 97.9%

 (Cost $151,903,136) (a)

 $162,951,121

 Principal Amount ($)

 CURRENCY PUT OPTIONS WRITTEN - (0.0)%††

 (8,000,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 108

 5/12/17

 $            (53)

 (8,000,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 112

 5/12/17

    (1,095)

 (8,000,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 120

 5/12/17

   (46,519)

 TOTAL CURRENCY PUT OPTIONS WRITTEN

 (Premiums received $(375,534))

 $(47,667)

 OTHER ASSETS AND LIABILITIES - 2.1%

 $3,590,550

 TOTAL NET ASSETS - 100.0%

 $166,494,004

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 †

 Amount rounds to less than 0.1%.

 ††

 Amount rounds to greater than (0.1)%.

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Balanced Fund (continued)

 (a)

 At April 30, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $153,092,225 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      12,922,308

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (3,063,412)

 Net unrealized appreciation

 $                      9,858,896

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Notional

 Principal ($)

 Exchange

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

 EUR

 3,664,773

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 2.056%

 2/16/32

 $9,146

 EUR

 3,694,441

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 1.891%

 3/1/32

   (20,513)

 EUR

 3,532,239

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 2.051%

 3/17/32

   7,335

 GBP

 3,264,578

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 2.020%

 2/16/32

   (38,957)

 GBP

 1,630,000

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.838%

 3/1/32

   (2,936)

 GBP

 1,625,257

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.843%

 3/1/32

   (3,380)

 GBP

 3,184,724

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.935%

 3/17/32

   (22,916)

 $(72,221)

 INTEREST RATE SWAP AGREEMENT

 Notional

 Principal ($)

 Counterparty

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Unrealized

 (Depreciation)

 EUR

 844,000

 Deutsche Bank

 Pay

 EMMI EURO OverNight Index Average

 0.332%

 5/9/26

 $(5,307)

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 GBP

 Great British Pound

 JPY

 Japanese Yen

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Balanced Fund (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $159,483,249

 $–

 $–

 $159,483,249

 Sovereign Debt

 Obligation

 –

 3,389,101

 –

 3,389,101

 Currency Put Options

 Purchased

 –

 54,425

 –

 54,425

 Exchange-Traded Call

 Option Purchased

 24,346

 –

 –

 24,346

 Total

 $159,507,595

 $3,443,526

 $–

 $162,951,121

 Other Financial Instruments

 Unrealized Appreciation

 on Centrally Cleared

 Interest Rate Swaps

 Agreements

 $–

 $16,481

 $–

 $16,481

 Unrealized Depreciation

 on Centrally Cleared

 Interest Rate Swaps

 Agreement

 –

 (88,702)

 –

 (88,702)

 Unrealized Depreciation

 on Interest Rate Swap

 Agreements

 –

 (5,307)

 –

 (5,307)

 Currency Put Options

 Written

 –

 (47,667)

 –

 (47,667)

 Total Other

 Financial Instruments

 $–

 $(125,195)

 $–

 $(125,195)

 During the nine months ended April 30, 2017, there were no transfers between Levels 1, 2, and 3.

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Growth Fund

 Shares

 Value

 MUTUAL FUNDS - 93.5%

 UNAFFILIATED FUNDS - 25.6%

 243,964

 AMG Managers Fairpointe Mid Cap Fund Class I

 $10,690,516

 427,883

 Columbia Contrarian Core Fund Class Y

 10,590,104

 323,717

 Doubleline Total Return Bond Fund Class I

 3,457,298

 295,280

 iShares MSCI Canada ETF

 7,754,053

 120,827

 iShares MSCI China ETF

 6,181,509

 191,894

 iShares MSCI India ETF

 6,155,960

 386,257

 JOHCM Asia Ex-Japan Equity Fund Class IS

 4,418,783

 441,868

 JPMorgan Intrepid European Fund Class L

 11,289,727

 227,556

 Oak Ridge Small Cap Growth Fund Class K

 8,091,891

 508,467

 T. Rowe Price International Funds - European Stock Fund

 9,772,736

 TOTAL INVESTMENTS IN UNAFFILIATED FUNDS

 (Cost $77,989,740)

 $78,402,577

 AFFILIATED FUNDS* - 67.9%

 2,250,273

 Pioneer Bond Fund Class K

 $21,805,145

 660,647

 Pioneer Core Equity Fund Class Y

 13,034,560

 1,687,574

 Pioneer Disciplined Value Fund Class Y

 27,271,196

 489,648

 Pioneer Fund Class Y

 15,267,212

 668,439

 Pioneer Fundamental Growth Fund Class K

 14,257,804

 2,341,358

 Pioneer Global Equity Fund Class K

 34,698,926

 308,606

 Pioneer Global Multisector Income Fund Class Y

 3,286,654

 2,322,206

 Pioneer International Equity Fund Class Y

 50,949,208

 739,622

 Pioneer Mid Cap Value Fund Class K

 18,468,361

 870,025

 Pioneer Strategic Income Fund Class K

 9,378,870

 TOTAL INVESTMENTS IN AFFILIATED FUNDS

 (Cost $183,922,843)

 $208,417,936

 TOTAL MUTUAL FUNDS

 (Cost $261,912,583)

 $286,820,513

 Principal Amount ($)

 SOVEREIGN DEBT OBLIGATION - 1.9%

 611,580,840

 JPY

 Japanese Government CPI Linked Bond, 0.10%, 3/10/25

 $5,778,695

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost $5,946,339)

 $5,778,695

 Description

 Counterparty/

 Exchange

 Strike

 Price

 Expiration

 Date

 CURRENCY PUT OPTIONS PURCHASED - 0.1%

 28,500,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 112

 5/12/17

 $        3,899

 28,500,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 116

 5/12/17

    24,267

 28,500,000

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 120

 5/12/17

   165,723

 TOTAL CURRENCY PUT OPTIONS PURCHASED

 (Premiums paid $1,407,494)

 $193,889

 Contracts

 EXCHANGE-TRADED PUT OPTION PURCHASED - 0.2%

 169

 Russell 2000 Index

 Chicago Board of Options

 1,300

 12/15/17

 $692,900

 TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED

 (Premiums paid $1,416,651)

 $692,900

 EXCHANGE-TRADED CALL OPTIONS PURCHASED - 0.1%

 40

 S&P 500 Index

 Chicago Board of Options

 2,375

 6/16/17

 $139,120

 80

 S&P 500 Index

 Chicago Board of Options

 2,425

 6/16/17

    90,400

 69

 S&P 500 Index

 Chicago Board of Options

 2,475

 6/16/17

    15,180

 TOTAL EXCHANGE-TRADED CALL OPTIONS PURCHASED

 (Premiums paid $393,830)

 $244,700

 TOTAL INVESTMENTS IN SECURITIES - 95.8%

 (Cost $271,076,897) (a)

 $293,730,697

 Principal Amount ($)

 CURRENCY PUT OPTIONS WRITTEN - (0.0)%†

 (28,500,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 108

 5/12/17

 $         (191)

 (28,500,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 112

 5/12/17

    (3,900)

 (28,500,000)

 EUR

 Put EUR Call JPY

 Morgan Stanley & Co.

 120

 5/12/17

   (165,723)

 TOTAL CURRENCY PUT OPTIONS WRITTEN

 (Premiums received $(1,337,841))

 $(169,814)

 Contracts

 EXCHANGE-TRADED PUT OPTION WRITTEN - (0.1)%

 (169)

 Russell 2000 Index

 Chicago Board of Options

 1,100

 12/15/17

 $(198,575)

 TOTAL EXCHANGE-TRADED PUT OPTION WRITTEN

 (Premiums received $(574,156))

 $(198,575)

 OTHER ASSETS AND LIABILITIES - 4.3%

 $13,312,065

 TOTAL NET ASSETS - 100.0%

 $306,674,373

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Growth Fund (continued)

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 †

 Amount rounds to greater than (0.1)%.

 (a)

 At April 30, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $272,097,441 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      30,368,688

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (8,735,432)

 Net unrealized appreciation

 $                      21,633,256

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Notional

 Principal ($)

 Exchange

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

 EUR

 6,634,238

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 2.056%

 2/16/32

 $16,557

 EUR

 6,736,701

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 1.891%

 3/1/32

 (37,405)

 EUR

 12,958,476

 London

 Clearing House

 Pay

 EURIBOR

 6 Month

 2.051%

 3/17/32

   26,908

 GBP

 5,909,776

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 2.020%

 2/16/32

   (70,523)

 GBP

 2,965,327

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.838%

 3/1/32

   (5,342)

 GBP

 2,970,537

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.843%

 3/1/32

   (6,178)

 GBP

 11,683,571

 London

 Clearing House

 Receive

 LIBOR GBP

 6 Month

 1.935%

 3/17/32

   (84,069)

 $(160,052)

 INTEREST RATE SWAP AGREEMENT

 Notional

 Principal ($)

 Counterparty

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Unrealized

 (Depreciation)

 EUR

 1,548,000

 Deutsche Bank

 Pay

 EMMI EURO OverNight Index Average

 0.332%

 5/9/26

 $(9,734)

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 GBP

 Great British Pound

 JPY

 Japanese Yen

 Schedule of Investments | 4/30/17 (unaudited)

 Pioneer Solutions - Growth Fund (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $286,820,513

 $–

 $–

 $286,820,513

 Sovereign Debt

 Obligation

 –

 5,778,695

 –

 5,778,695

 Currency Put Options

 Purchased

 –

 193,889

 –

 193,889

 Exchange-Traded Put

 Option Purchased

 692,900

 –

 –

 692,900

 Exchange-Traded Call

 Options Purchased

 244,700

 –

 –

 244,700

 Total

 $287,758,113

 $5,972,584

 $–

 $293,730,697

 Other Financial Instruments

 Unrealized Appreciation

 on Centrally Cleared

 Interest Rate Swap

 Agreements

 $–

 $43,465

 $–

 $43,465

 Unrealized Depreciation

 on Centrally Cleared

 Interest Rate Swap

 Agreements

 –

 (203,517)

 –

 (203,517)

 Unrealized Depreciation

 on Interest Rate Swap

 Agreement

 –

 (9,734)

 –

 (9,734)

 Currency Put Options

 Written

 –

 (169,814)

 –

 (169,814)

 Exchange-Traded Put

 Option Written

 (198,575)

 –

 –

 (198,575)

 Total Other

 Financial Instruments

 $(198,575)

 $(339,600)

 $–

 $(538,175)

 During the nine months ended April 30, 2017, there were no transfers between Levels 1, 2, and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Asset Allocation Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date June 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date June 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date June 27, 2017 * Print the name and title of each signing officer under his or her signature.